Deposits, Receivables and Other Investments (Details Textual) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deposits, Receivables and Other Investments [Line Items]
Restricted deposits		₪ 4,600
Deposited with trustee for interest payments	₪ 9,100
Olive Software Inc [Member]
Deposits, Receivables and Other Investments [Line Items]
Description outstanding share capital	Olive Software Inc. (an affiliate in which the Company indirectly holds 16% of the outstanding share capital) ("Olive") was merged into another corporation ("Purchaser") in a cash transaction (the "Transaction"). In consideration for its holdings in Olive, the Company received approximately $1.8 million gross (NIS 7 million).